Financial Assets at Fair Value - Schedule of Financial Assets at Fair Value Through Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Non-current assets	$ 9,440	$ 0
Current assets	73,407	12,646
Interest income recognized in profit and loss related to debt investments	2,030	1,352
(Losses)/gains recognized in other comprehensive income related to debt investments	354	(365)
U.S. Treasury bills
Disclosure Of Financial Instruments [Line Items]
Non-current assets	1,686	0
Current assets	38,983	1,750
Government agency bond
Disclosure Of Financial Instruments [Line Items]
Current assets	1,201	3,953
Listed bonds
Disclosure Of Financial Instruments [Line Items]
Non-current assets	7,754	0
Current assets	7,571	0
Unlisted debt securities
Disclosure Of Financial Instruments [Line Items]
Current assets	$ 25,652	$ 6,943